Stock Option Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock Option Plans
(12) Stock Option Plans
On August 5, 2014, the Company approved a stock option grant plan (the “2014 Equity Incentive Plan”) for employees, directors, and non-employee
consultants, which provides for the issuance of options to purchase common stock. The total shares authorized under the plan was originally 8,000,000; however, during 2019, the
Plan was amended to increase the total shares authorized under the plan to 16,000,000. As a result of the Business Combination, the 2014 Equity Incentive Plan was amended to reduce the shares authorized to 7,444,800 based upon the impact of the Exchange Ratio.
As a result of the Business Combination, the Company adopted the 2021 Omnibus Equity Incentive Plan (hereinafter collectively with the 2014 Equity Incentive Plan referred to as the “Equity Compensation Plans”), representing 11,000,000 shares of common stock reserved for issuance under the 2021 Omnibus Equity Incentive Plan. As of the beginning of the 2022 calendar year, the shares reserved for future issuance increased by, 869,746, or two percent (2%) of the total number of shares of Common Stock issued and outstanding, to a total of 11,869,746 shares of common stock reserved for issuance under the 2021 Omnibus Equity Incentive Plan.
The expected term of the stock options was estimated using the “simplified” method, as defined by the SEC’s Staff Accounting Bulletin No. 107,
Share-Based Payment
. The volatility assumption was determined by examining the historical volatilities for industry peer companies, as the Company does not have sufficient trading history for its common stock. The risk-free interest rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the options. The dividend assumption is based on the Company’s history and expectation of dividend payouts. The Company has never paid dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future. Therefore, the Company has assumed no dividend yield for purposes of estimating the fair value of the options.
Stock Options
Stock option activity for employees and
non-employees
under the Equity Compensation Plans for the six months ended June 30, 2022 was as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Outstanding options, December 31, 2021	5,107,672	$2.44	5.78	$28,948,535
Granted	528,711	$2.84
Forfeited	(256,475)	$4.81
Exercised	(90,264)	$0.85

Outstanding options, June 30, 2022	5,289,644	$2.64	4.88	$2,146,863

Options vested and exercisable, June 30, 2022	3,950,063	$1.34	3.69	$2,146,863

Total unrecognized compensation cost related to
non-vested
stock options as of June 30, 2022 was approximately $5.2 million and is expected to be recognized within future operating results over a weighted-average period of 2.13 years.
The weighted average grant date fair value of options granted during the three months ended June 30, 2022 and 2021, was $1.79 per share and $5.40 per share, respectively. During the three months ended June 30, 2022 and 2021, 134,986 shares with a fair value totaling $595 thousand, and 151,577 shares with a fair value totaling $668 thousand, respectively, vested.
The weighted average grant date fair value of options granted during the six months ended June 30, 2022 and 2021, was $1.76 per share and $5.21 per share, respectively. During the six months ended June 30, 2022 and 2021, 315,370 shares with a fair value totaling $1.3 million, and 231,348 shares with a fair value totaling $0.9 million, respectively, vested.
The estimated fair value of stock options granted to employees and consultants during the three and six months ended June 30, 2022 and 2021, were calculated using the Black-Scholes option-pricing model using the following assumptions:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Expected volatility	85.4%	75.9 - 104.3%	78.0 - 85.4%	75.9 - 104.3%
Weighted-average volatility	85.4%	96.7%	79.0%	98.1%
Expected dividends	—%	—%	—%	—%
Expected term (in years)	5.89	6.25	5.50 - 6.08	6.25
Risk-free rate	3.03%	0.14 - 0.59%	1.38 - 3.03%	0.14 - 0.59%
Restricted Stock
Stock award activity for employees and
non-employees
under the Equity Compensation Plans for the six months ended June 30, 2022 was as follows:

	Number of shares	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2021	—	$—
Granted	300,000	$1.89
Vested	—	$—
Forfeited	—	$—
Unvested as of June 30, 2022	300,000	$1.89
Total unrecognized compensation cost related to
non-vested
stock awards as of June 30, 2022 was approximately $0.6 million and is expected to be recognized within future operating results over a weighted-average period of 3.93 years.
Stock-based compensation expense
Stock-based compensation expense for the three and six months ended June 30, 2022 and 2021 was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$149,814	$303,461	$518,039	$514,404
General and administrative	420,047	129,970	949,422	268,142

Total	$569,861	$433,431	$1,467,461	$782,546

(12) Stock Option Plans
On August 5, 2014, the Company approved a stock option grant plan (the “2014 Equity Incentive Plan”) for employees, directors, and non-employee
consultants, which provides for the issuance of options to purchase common stock. The total shares authorized under the plan was originally 8,000,000; however, during 2019, the Plan was amended to increase the total shares authorized under the plan to 16,000,000. As a result of the Business Combination, the 2014 Equity Incentive Plan was amended to reduce the shares authorized to 7,444,800 based upon the impact of the Exchange Ratio.
As a result of the Business Combination, the Company adopted the 2021 Omnibus Equity Incentive Plan (hereinafter collectively with the 2014 Equity Incentive Plan referred to as the “Equity Compensation Plans”), representing 11,000,000 shares of common stock reserved for issuance upon exercise of stock options.
Vesting of the stock options is based upon years of service (employment). As of December 31, 2021 and 2020, 3,724,957 and 3,202,354 stock options, respectively, were vested and exercisable. During the year ended December 31, 2021, 12,500 of the vested options were exercised, while as of December 31, 2020, no
ne of the vested stock options were exercised. As of December 31, 2021, the aggregate intrinsic value of stock options outstanding was $28.9 million, of which $4.1 million was unvested and $24.8 million was vested and exercisable.
The Company uses the Black Scholes model to estimate the fair value of the stock options granted. For stock options granted during the years ended December 31, 2021 and 2020, the Company utilized the following weighted-average assumptions: A risk free interest rate of 0.85% and 0.13%, respectively; expected term of 6.25
 y
ears (both years); expected dividend yield of 0% (both years); and a volatility factor of 92.8% and 106.1%, respectively. There were 328,718 forfeitures and zero expirations during the year ended December 31, 2021. There were no forfeitures or expirations during the year ended December 31, 2020.
The expected term of the stock options was estimated using the “simplified” method, as defined by the SEC’s Staff Accounting Bulletin No. 107,
Share-Based Payment
. The volatility assumption was determined by examining the historical volatilities for industry peer companies, as the Company does not have sufficient trading history for its common stock. The risk-free interest rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the options. The dividend assumption is based on the Company’s history and expectation of dividend payouts. The Company has never paid dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future. Therefore, the Company has assumed no dividend yield for purposes of estimating the fair value of the options.
Stock option activity for employees and
non-employees
under the Equity Compensation Plans for the years ended December 31, 2021 and 2020 was as follows:

	Options	Weighted Average Fair Value	Weighted Average Exercise Price
Balance, December 31, 2019	3,139,855	$0.82	$0.88
Granted	962,088	$3.44	$2.69

Balance, December 31, 2020	4,101,943	$1.43	$1.30
Granted	1,346,947	$5.36	$5.81
Forfeited	328,718	$2.17	$2.06
Exercised	12,500	$0.39	$0.54

Balance, December 31, 2021	5,107,672	$2.30	$2.44

Unvested at December 31, 2021	1,382,715	$5.41	$5.92
Vested and exercisable at December 31, 2021	3,724,957	$1.14	$1.16
Total unrecognized compensation cost related to
non-vested
stock options as of December 31, 2021 was approximately $6.6 million and is expected to be recognized within future operating results over a weighted-average period of 2.31 years. As of December 31, 2021, the weighted-average contractual term of the options outstanding was approximately 5.78 years. As of December 31, 2021, the weighted-average contractual term of the vested options was approximately 4.46 years. During the years ended December 31, 2021 and 2020, 461,701 shares and 400,632 shares, respectively, vested.
Stock-based compensation expense for the years ended December 31, 2021 and 2020 was as follows:

	2021	2020
Research and development	$964,926	$635,824
General and administrative	1,349,756	659,599

Total	$2,314,682	$1,295,423